Financial Costs and (Gain)/Loss on Derivatives - Financial Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Financial costs
Amortization and write-off of deferred loan/bond issuance costs/premium	$ 3,224	$ 3,232	$ 7,385	$ 6,144
Interest expense on loans	32,383	28,066	62,974	51,263
Interest expense on bonds and realized loss on CCS	8,256	7,442	15,739	14,915
Lease charge	2,635	2,634	5,264	5,262
Other financial costs	399	626	1,042	1,013
Total financial costs	$ 46,897	$ 42,000	$ 92,404	$ 78,597